(John Hancock Income Allocation Fund - Classes A and C) | (Income Allocation Fund)
Investment objective
Seeks to provide a high level of current income with consideration for capital appreciation and preservation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on 20 to 22 of the prospectus under "Sales charge reductions and waivers" or 78 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Income Allocation Fund) (USD $)	Class A		Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%
Small account fee (for fund balances under $1,000)	20		20
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Allocation Fund)		Class A	Class C
Management fee		0.45%	0.45%
Distribution and service (Rule 12b-1) fees		0.30%	1.00%
Other expenses	[1]	0.31%	0.31%
Acquired fund fees and expenses	[2]	0.38%	0.38%
Total annual fund operating expenses		1.44%	2.14%
Contractual expense reimbursement	[3][4]	(0.21%)	(0.21%)
Total annual fund operating expenses after expense reimbursements		1.23%	1.93%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding the following; advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The advisor has contractually agreed to waive its management fee for the fund so that the aggregate management fee retained by the advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.45% of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Income Allocation Fund) (USD $)	1 Year	3 Years
Class A	520	818
Class C	296	650

Kept
Expense Example, No Redemption (Income Allocation Fund) (USD $)	1 Year	3 Years
Class C	196	650

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, affiliated and non-affiliated underlying funds and exchange-traded funds (ETFs).

The fund invests in debt and equity securities, as well as derivative instruments, in the U.S. and developed and emerging markets throughout the world. There is no limit on the number of countries in which the fund may invest, and the fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the subadvisor attempts to capture these opportunities and have wide latitude to allocate the fund's assets among strategies and asset classes. The subadvisor buys and sells securities and investments for the fund based on the subadvisor's views of strategies, sectors, and overall portfolio construction taking into account income generation, risk/return analyses, and relative value considerations.

The fund may invest up to 100% of its assets in fixed-income securities and may invest up to 70% of its assets in equity securities.

The fund may invest in individual fixed-income securities, fixed-income funds and ETFs to an unlimited extent. The fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The fund may also invest significantly in below investment grade bonds (e.g., high yield bonds, junk bonds, or arbitrage and distressed securities), below investment grade bank loans, foreign currency-denominated bonds and bonds of emerging market issuers. The fund's investment in foreign currency-denominated bonds may be on a currency hedged or unhedged basis. The fund may invest in other investment companies, including closed-end funds. Although the fund has no limit on the ratings of securities in which it invests, below investment grade bonds (also known as junk bonds) acquired by the fund directly or through investing in ETFs and other underlying funds will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by Standard & Poor's Ratings Services ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or will be determined by the management team to be of similar quality. Split-rated bonds will be considered to have the higher credit rating. The average portfolio duration of the fund will vary based on the management team's forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The fund may invest in common stock, preferred stock, securities convertible into common and preferred stock, non-convertible preferred stock, equity funds and related ETFs. The fund generally intends to invest in dividend paying stocks. From time to time, the fund may invest in shares of companies through initial public offerings ("IPOs"). The fund may invest in securities of both U.S. or foreign issuers without limit, which can be U.S. dollar-based or foreign currency-based and may be currency hedged or unhedged. The fund may invest in securities of companies of any market capitalization.

The fund also may invest extensively in derivative instruments such as futures, options, and swaps, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related hedging purposes. Derivatives may be used to hedge against losses from movements in stock, currency exchange rates or interest rates. Derivatives may be used for non-hedging purposes in order to invest indirectly in securities or financial markets, for duration management, to gain exposure to foreign currencies, for efficient portfolio management, or to generate additional income for the fund. The fund also may invest in restricted or illiquid securities.

In addition, the fund may invest directly in, or indirectly through exchange-traded notes (ETNs) and investment companies, including ETFs, that focus their investment strategies on alternative or non-traditional asset categories such as commodities, market neutral (long/short) strategies, global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies, and tactical investment strategies.

The fund and/or the underlying funds may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase their transaction costs (thus lowering performance).

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The main risk factors of the fund and the underlying funds are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Asset allocation risk. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Natural resources risk. The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.